Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of difference between tax expenses for the years and the expected income taxes based on the statutory rate
	For the year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$(2,115,924)	$(1,389,411)	$(1,226,922)
Items not deductible for tax purposes	706,127	378,391	124,866
Difference in tax rate in other jurisdictions	(107,357)	(68,861)	(63,785)
Effect of change in tax rates	—	(31)	180,534
Expiry of loss carryforwards	—	40,079	57,656
Unrecognized (recognized) loss carryforwards	1,517,154	1,039,833	927,651
Deferred income tax expense (recovery)	$—	$—	$—

Schedule of effect of the temporary differences giving rise to the deferred income tax assets
	As at
Deferred income tax assets	March 31, 2021	March 31, 2020
Non-capital loss carry-forwards	$7,247,214	$4,563,405
Investment in subsidiary	100,013	88,653
Accounts, finance lease, and promissory note receivables	(696,950)	(180,759)
Capital assets	223,078	536,535
Right of use assets and lease liabilities	15,360	17,585
Warranty provision	268,129	200,496
Convertible debentures	—	(255,418)
Other carryforward balances	2,301	(7,150)
Share issue costs	748,965	112,060
Unrecognized deferred tax assets	(7,908,110)	(5,075,407)
Net deferred income tax asset (liability)	$—	$—